SCHEDULE OF PROVISIONS (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.00%	4.86%
Employee turnover rate	4.00%	22.00%
Actuarial assumption of expected rates of salary increases	3.75%	3.75%
Minimum wage increase rate	22.00%	5.31%
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 1.9
Post-employment medical defined benefit plans [member] | Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	6.68%
Undiscounted amount of obligations	$ 1.0
Post-employment medical defined benefit plans [member] | Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.19%
Undiscounted amount of obligations	$ 0.9
Post-employment medical defined benefit plans [member] | Platosa Mine And Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates		4.73%